                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York         November 12, 2003
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                86
                                            ---------------------------

Form 13F  Information Table Value Total:           $223,979,062
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2003

Item 1:                      Item 2: Item 3:    Item 4:        Item 5:            Item 6:         Item 7:          Item 8:
-------                      ------- -------    -------        -------            -------         -------          -------
                                                                            Investment Discretion             Voting Authority
                                                                            ---------------------             ----------------
                              Title   SEDOL/     Fair      SHARES                 (b)       (c)                       (b)
                               of     CUSIP     Market      PRN     SH PUT/  (a) Shared As Shared                   Shared As (c)
Name of Issuer                Class   Number    Value      Amount  PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
--------------                -----   ------    -----      ------  --- ---- ----  -------   ----- ------- --------   -------  ----
3M CO                          COM  88579Y101 $2,769,707    40,100  SH                x              1       40,100
ADVANCED ENERGY INDUSTRIES     COM  007973100 $1,403,928    74,400  SH                x              1       74,400
AFLAC INC                      COM  001055102 $  771,970    23,900  SH                x              1       23,900
AMAZON.COM INC                 COM  023135106 $2,058,275    42,500  SH                x              1       42,500
AMDOCS LTD                     COM    2256908 $2,282,320   121,400  SH                x              1      121,400
AMERICAN EXPRESS CO            COM  025816109 $3,906,702    86,700  SH                x              1       86,700
AMGEN INC                      COM  031162100 $3,632,476    56,300  SH                x              1       56,300
APPLIED MATERIALS INC          COM  038222105 $2,329,705   128,500  SH                x              1      128,500
ARBITRON INC                   COM  03875Q108 $2,290,970    64,900  SH                x              1       64,900
AVON PRODUCTS INC              COM  054303102 $2,408,088    37,300  SH                x              1       37,300
BEA SYSTEMS INC                COM  073325102 $2,698,164   224,100  SH                x              1      224,100
BEAR STEARNS COMPANIES INC     COM  073902108 $3,111,680    41,600  SH                x              1       41,600
BEST BUY CO INC                COM  086516101 $2,680,128    56,400  SH                x              1       56,400
BIOTECH HOLDRs TRUST           COM  09067D201 $5,884,224    45,600  SH                x              1       45,600
BJ SERVICES CO                 COM  055482103 $2,894,199    84,700  SH                x              1       84,700
BURBERRY GROUP PLC             COM    3174300 $2,620,024   484,248  SH                x              1      484,248
CAREER EDUCATION CORP          COM  141665109 $2,664,228    58,800  SH                x              1       58,800
CATHAY PACIFIC AIRWAYS         COM    6179755 $2,851,700 1,686,000  SH                x              1    1,686,000
CHICO'S FAS INC                COM  168615102 $2,160,120    70,500  SH                x              1       70,500
CISCO SYSTEMS INC              COM  17275R102 $3,357,726   171,400  SH                x              1      171,400
CITIGROUP INC                  COM  172967101 $3,718,167    81,700  SH                x              1       81,700
COACH INC                      COM  189754104 $2,151,240    39,400  SH                x              1       39,400
COLGATE-PALMOLIVE CO           COM  194162103 $1,676,700    30,000  SH                x              1       30,000
DANAHER CORP                   COM  235851102 $2,031,150    27,500  SH                x              1       27,500
DELL INC                       COM  24702R101 $3,114,744    93,200  SH                x              1       93,200
EBAY INC                       COM  278642103 $2,622,996    48,900  SH                x              1       48,900
EMC CORP/MASS                  COM  268648102 $2,082,687   164,900  SH                x              1      164,900
ESPRIT HOLDINGS LTD            COM    6321642 $5,723,814 1,882,400  SH                x              1    1,882,400
FEDEX CORP                     COM  31428X106 $3,401,904    52,800  SH                x              1       52,800
FINANCIAL SELECT SECTOR SPDR   COM  81369Y605 $    2,541       100  SH                x              1          100
GENENTECH INC                  COM  368710406 $4,856,484    60,600  SH                x              1       60,600
GOLDMAN SACHS GROUP INC        COM  38141G104 $3,507,020    41,800  SH                x              1       41,800
HONG KONG EXCHANGES & CLEAR    COM    6267359 $1,866,230   876,000  SH                x              1      876,000
HUTCHISON WHAMPOA LTD          COM    6448068 $2,222,714   304,690  SH                x              1      304,690
HYDRIL                         COM  448774109 $1,203,327    58,900  SH                x              1       58,900

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2003

Item 1:                      Item 2: Item 3:    Item 4:        Item 5:            Item 6:         Item 7:          Item 8:
-------                      ------- -------    -------        -------            -------         -------          -------
                                                                            Investment Discretion             Voting Authority
                                                                            ---------------------             ----------------
                              Title   SEDOL/     Fair      SHARES                 (b)       (c)                       (b)
                               of     CUSIP     Market      PRN     SH PUT/  (a) Shared As Shared                   Shared As (c)
Name of Issuer                Class   Number    Value      Amount  PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
--------------                -----   ------    -----      ------  --- ---- ----  -------   ----- ------- --------   -------  ----
INFOSYS TECHNOLOGIES-SP ADR    ADR  456788108 $3,083,662    45,300  SH                x              1       45,300
INTEL CORP                     COM  458140100 $3,043,712   110,600  SH                x              1      110,600
INTERACTIVECORP                COM  45840Q101 $1,970,892    59,400  SH                x              1       59,400
IPASS INC                      COM  46261V108 $1,572,150    66,900  SH                x              1       66,900
ISHARES MSCI JAPAN INDEX FD    COM  464286848 $1,130,040   129,000  SH                x              1      129,000
JETBLUE AIRWAYS CORP           COM  477143101 $3,217,508    52,850  SH                x              1       52,850
JOHNSON ELECTRIC HLDGS         COM    6281939 $4,636,389 3,017,500  SH                x              1    3,017,500
KOHLS CORP                     COM  500255104 $  197,950     3,700  SH                x              1        3,700
LAM RESEARCH CORP              COM  512807108 $2,129,634    95,800  SH                x              1       95,800
LENNAR CORP-CL A               COM  526057104 $1,975,866    25,400  SH                x              1       25,400
LI & FUNG LTD                  COM    6286257 $2,514,915 1,583,600  SH                x              1    1,583,600
MANPOWER INC                   COM  56418H100 $1,973,720    53,200  SH                x              1       53,200
MARVELL TECHNOLOGY GROUP LTD   COM    2594653 $1,382,748    36,600  SH                x              1       36,600
MICROSOFT CORP                 COM  594918104 $2,957,920   106,400  SH                x              1      106,400
MOLEX INC                      COM  608554101 $2,920,876   102,200  SH                x              1      102,200
NABORS INDUSTRIES LTD          COM    2963372 $2,904,268    77,946  SH                x              1       77,946
NETSCREEN TECHNOLOGIES INC     COM  64117V107 $2,407,509   108,300  SH                x              1      108,300
NEUBERGER BERMAN INC           COM  641234109 $2,474,517    59,100  SH                x              1       59,100
NEXTEL COMMUNICATIONS INC-A    COM  65332V103 $3,660,147   185,700  SH                x              1      185,700
NOKIA CORP-SPON ADR            ADR  654902204 $4,411,680   282,800  SH                x              1      282,800
PEOPLESOFT INC                 COM  712713106 $2,172,303   118,900  SH                x              1      118,900
PFIZER INC                     COM  717081103 $1,332,163    43,850  SH                x              1       43,850
PRAXAIR INC                    COM  74005P104 $4,020,555    64,900  SH                x              1       64,900
QUALCOMM INC                   COM  747525103 $3,866,976    92,800  SH                x              1       92,800
REDIFF.COM INDIA LIMITED-ADR   ADR  757479100 $  632,448   109,800  SH                x              1      109,800
ROBERT HALF INTL INC           COM  770323103 $2,152,800   110,400  SH                x              1      110,400
RYOHIN KEIKAKU CO LTD          COM    6758455 $1,443,784    46,900  SH                x              1       46,900
SAMSUNG ELECTRONICS CO LTD     COM  #N/A N.A. $5,083,001    14,925  SH                x              1       14,925
SANMINA-SCI CORP               COM  800907107 $2,110,710   218,500  SH                x              1      218,500
SAP AG-SPONSORED ADR           ADR  803054204 $2,980,180    98,000  SH                x              1       98,000
SCHWAB (CHARLES) CORP          COM  808513105 $3,876,705   325,500  SH                x              1      325,500
SEAGATE TECHNOLOGY             COM    2166245 $3,976,640   146,200  SH                x              1      146,200
SERENA SOFTWARE INC            COM  817492101 $2,881,890   156,200  SH                x              1      156,200
SOHU.COM INC                   COM  83408W103 $2,216,898    71,100  SH                x              1       71,100
SONUS NETWORKS INC             COM  835916107 $3,064,004   442,200  SH                x              1      442,200

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2003

Item 1:                      Item 2: Item 3:    Item 4:        Item 5:            Item 6:         Item 7:          Item 8:
-------                      ------- -------    -------        -------            -------         -------          -------
                                                                            Investment Discretion             Voting Authority
                                                                            ---------------------             ----------------
                              Title   SEDOL/     Fair      SHARES                 (b)       (c)                       (b)
                               of     CUSIP     Market      PRN     SH PUT/  (a) Shared As Shared                   Shared As (c)
Name of Issuer                Class   Number    Value      Amount  PRN CALL Sole  Defined   Other Manager (a) Sole   Defined  None
--------------                -----   ------    -----      ------  --- ---- ----  -------   ----- ------- --------   -------  ----
SYMANTEC CORP                  COM  871503108 $  650,857    10,300  SH                x              1       10,300
TAIWAN SEMICONDUCTOR-SP ADR    ADR  874039100 $3,815,366   352,296  SH                x              1      352,296
TEVA PHARMACEUTICAL-SP ADR     ADR  881624209 $1,698,840    29,700  SH                x              1       29,700
TEXAS INSTRUMENTS INC          COM  882508104 $2,927,520   128,400  SH                x              1      128,400
TEXWINCA HOLDINGS LTD.         COM    6039558 $3,634,774 4,615,000  SH                x              1    4,615,000
TIFFANY & CO                   COM  886547108 $2,665,362    71,400  SH                x              1       71,400
TRANSMETA CORP/DELAWARE        COM  89376R109 $1,148,000   400,000  SH                x              1      400,000
TYCO INTERNATIONAL LTD         COM  902124106 $5,527,337   270,550  SH                x              1      270,550
UTILITIES SELECT SECTOR SPDR   COM  81369Y886 $    2,190       100  SH                x              1          100
VERIZON COMMUNICATIONS INC     COM  92343V104 $1,712,832    52,800  SH                x              1       52,800
WADDELL & REED FINANCIAL-A     COM  930059100 $1,456,626    61,800  SH                x              1       61,800
WEATHERFORD INTL LTD           COM    2962421 $2,591,708    68,600  SH                x              1       68,600
WEIGHT WATCHERS INTL INC       COM  948626106 $3,332,160    80,100  SH                x              1       80,100
WHOLE FOODS MARKET INC         COM  966837106 $2,853,840    51,700  SH                x              1       51,700
YAHOO! INC                     COM  984332106 $2,512,690    71,000  SH                x              1       71,000

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
BURLINGTON NORTHERN SANTA FE   COM  12189T104 $  113,750     1,300      (c)           x              1